SHARE CAPITAL (Narrative) (Details 1)		1 Months Ended	12 Months Ended
	Oct. 01, 2025 Share $ / shares	Nov. 25, 2025 Share $ / shares	Mar. 31, 2026 CAD ($) Share $ / shares	Mar. 31, 2025 CAD ($) Share $ / shares
Disclosure of classes of share capital [line items]
Share-based compensation | $			$ 1,256,134	$ 1,529,934
Consultants, employees, officers and directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			1,579,000	2,000,000
Exercise price | $ / shares			$ 1.06
Grant date fair value of stock options granted | $			$ 927,879	$ 1,802,247
Description of vesting period			The vesting period for the stock options issued was as follows: 504,583 at the date of issuance; 504,583 after 12 months from the date of issuance; 504,583 after 24 months from the date of issuance; and 65,250 after 36 months from the date of issuance.	The vesting period for the stock options issued was as follows: 621,250 at the date of issuance; 661,250 after 12 months from the date of issuance; 621,250 after 24 months from the date of issuance; and 96,250 after 36 months from the date of issuance.
Consultants, employees, officers and directors [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares				$ 1.42
Consultants, employees, officers and directors [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares				$ 1.52
Triera Biosciences Ltd [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			0	5,000
Triera Biosciences Ltd [Member] | Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted				5,000
Exercise price | $ / shares				$ 1
Description of vesting period				The vesting period for the Triera stock options issued was as follows: 1,667 on June 1, 2024; 1,667 on June 1, 2025; and 1,666 on June 1, 2026.
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of units granted	654,000	425,000
Fair value of each restricted share unit | $ / shares	$ 1.06	$ 1.08
Number of units expired	58,000
Number of units outstanding	596,000
Share-based compensation | $			$ 469,171	$ 0